Note 49 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment tangible assets	€ (5)	€ (29)	€ 16
Impairment loss recognised in profit or loss, intangible assets and goodwill	14	15	26
Impairment or reversal of impairment on other non financial assets	3	13	12
Impairment or reversal of impairment on non financial assets	€ 13	€ (1)	€ 54